Financial Instruments and Risk Management - Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest [Abstract]
Net debt	RM (43,316)	$ (10,607)	RM (2,670,486)
Total equity	120,339,450	29,467,518	102,011,998	RM 42,905,349	$ 10,506,231	RM 17,384,201
Total capital	RM 120,296,134	$ 29,456,911	RM 99,341,512
Gearing ratio	(0.04%)	(0.04%)	(2.69%)